Annual Fund Operating Expenses	Mar. 31, 2025
Astoria Real Assets ETF | Astoria Real Assets ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Excise tax	0.01%
Other Expenses (as a percentage of Assets):	0.01%	[2]
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	0.60%	[3]
AXS Esoterica NextG Economy ETF | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
All other expenses	0.58%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.58%)	[4]
Net Expenses (as a percentage of Assets)	0.79%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
AXS Green Alpha ETF | AXS Green Alpha ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.00%
AXS Knowledge Leaders ETF | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Interest expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.84%

[1]	“Management fees” have been restated to reflect current management fees, effective July 1, 2025.
[2]	“Other expenses” have been restated to reflect estimated amounts for the current fiscal year of the Fund.
[3]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 0.75% of the average daily net assets of the Fund. This agreement is effective through July 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.